Putnam International Capital Opportunities Fund
The fund's portfolio
11/30/20 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value
Australia (3.5%)
Brickworks, Ltd.	708,234	$9,966,974
Mineral Resources, Ltd.	98,151	2,330,450

		12,297,424
Canada (8.7%)
CI Financial Corp.	460,300	6,032,422
Cogeco Communications, Inc.	109,500	7,926,461
Constellation Software, Inc.	5,615	6,953,486
Dream Office Real Estate Investment Trust R	231,100	3,754,685
Home Capital Group, Inc.(NON)	248,300	5,638,228

		30,305,282
Chile (1.7%)
Liberty Latin America, Ltd. Class C(NON)	521,687	5,900,280

		5,900,280
China (1.7%)
China Traditional Chinese Medicine Holdings Co., Ltd.	7,240,000	3,411,837
Sichuan Languang Justbon Services Group Co., Ltd. Class H	640,600	2,376,232

		5,788,069
Denmark (1.5%)
Royal Unibrew A/S	51,175	5,359,994

		5,359,994
France (10.7%)
Dassault Aviation SA(NON)	8,908	9,156,386
Eurazeo SA(NON)	136,668	8,405,011
Euronext NV	34,616	3,669,145
Kaufman & Broad SA	180,078	7,574,793
Nexity SA	146,776	5,690,248
Thermador Groupe	39,005	2,984,775

		37,480,358
Germany (3.3%)
CompuGroup Medical SE & Co. KgaA	59,353	5,893,969
CTS Eventim AG & Co. KGaA(NON)	91,792	5,552,104

		11,446,073
Greece (3.8%)
Hellenic Exchanges - Athens Stock Exchange SA	271,982	1,028,592
Motor Oil (Hellas) Corinth Refineries SA	422,538	5,398,757
OPAP SA	613,495	6,918,198

		13,345,547
Hong Kong (0.9%)
Melco International Development, Ltd.	1,723,000	3,260,597

		3,260,597
India (1.4%)
Indian Energy Exchange, Ltd.	1,680,961	4,918,921

		4,918,921
Ireland (2.2%)
Dalata Hotel Group PLC(NON)	939,426	4,244,267
Ryanair Holdings PLC ADR(NON)	33,500	3,476,295

		7,720,562
Italy (0.6%)
DiaSorin SpA	9,437	1,990,296

		1,990,296
Japan (22.5%)
Amano Corp.	258,200	6,031,531
Benefit One, Inc.	61,000	1,961,193
Daiho Corp.	69,900	2,317,413
Daiseki Co., Ltd.	187,800	5,297,980
Fukui Computer Holdings, Inc.	248,300	7,934,560
JINS Holdings, Inc.	41,100	2,789,157
Kobe Bussan Co., Ltd.	203,000	7,086,434
Kyowa Exeo Corp.	176,400	4,517,825
Kyudenko Corp.	246,500	7,022,086
Nakanishi, Inc.	196,100	3,999,229
NSD Co., Ltd.	239,100	4,580,194
Open House Co., Ltd.	97,500	3,862,463
PALTAC Corp.	134,000	7,682,563
Sato Holdings Corp.	81,000	1,574,687
Solasto Corp.	236,800	3,423,540
TechnoPro Holdings, Inc.	102,800	8,609,331

		78,690,186
Jersey (2.3%)
Breedon Group PLC(NON)	7,480,732	8,196,320

		8,196,320
Mexico (2.2%)
Megacable Holdings SAB de CV (Units)	2,153,334	7,852,487

		7,852,487
Netherlands (1.3%)
ASM International NV (acquired 11/13/20, cost $4,076,872)(RES)	26,385	4,645,736

		4,645,736
Russia (0.6%)
Globaltrans Investment PLC	375,591	2,145,751

		2,145,751
South Korea (2.7%)
Hana Financial Group, Inc.	155,438	4,745,299
i-SENS, Inc.	53,245	1,301,148
Vieworks Co., Ltd.	122,384	3,242,078

		9,288,525
Spain (2.8%)
Cia de Distribucion Integral Logista Holdings SA	394,350	7,220,964
Fomento de Construcciones y Contratas SA	230,020	2,421,938

		9,642,902
Sweden (1.4%)
BHG Group AB(NON)	273,842	5,018,358

		5,018,358
Taiwan (5.1%)
CTCI Corp.	2,794,000	3,839,399
Elite Material Co., Ltd.	1,170,000	6,414,445
Sino-American Silicon Products, Inc.	1,517,000	7,648,885

		17,902,729
United Kingdom (17.1%)
Admiral Group PLC	176,277	6,707,933
Afren PLC(NON)(F)	4,060,504	5
Berkeley Group Holdings PLC (The)	133,501	8,209,406
Cairn Energy PLC(NON)	1,342,904	2,870,058
Dart Group PLC	284,706	5,307,172
Domino's Pizza Group PLC	918,608	3,916,211
Liberty Global PLC Class C(NON)	304,800	6,595,872
Nomad Foods, Ltd.(NON)(S)	218,400	5,274,360
PageGroup PLC(NON)	1,346,096	7,421,268
Schroders PLC	128,965	5,521,910
Trainline PLC(NON)	512,210	3,089,592
Vivo Energy PLC(NON)	4,354,480	4,899,679

		59,813,466
United States (0.9%)
Discovery, Inc. Class C(NON)(S)	129,800	3,117,796

		3,117,796

Total common stocks (cost $315,507,689)		$346,127,659

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 7/31/21(i)	$69,000	$70,507
2.125%, 8/15/21(i)	97,000	98,988
0.125%, 9/30/22(i)	264,000	263,950

Total U.S. treasury obligations (cost $433,445)		$433,445

SHORT-TERM INVESTMENTS (2.6%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.17%(AFF)	Shares	2,782,280	2,782,280
Putnam Short Term Investment Fund Class P 0.17%(AFF)	Shares	4,759,393	4,759,393
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(P)	Shares	720,000	720,000
U.S. Treasury Bills 0.084%, 1/19/21(SEGSF)		$400,000	$399,958
U.S. Treasury Bills 0.106%, 12/8/20(SEGSF)		200,000	199,998
U.S. Treasury Cash Management Bills 0.089%, 2/2/21(SEGSF)		400,000	399,951

Total short-term investments (cost $9,261,562)			$9,261,580
TOTAL INVESTMENTS

Total investments (cost $325,202,696)			$355,822,684

	FORWARD CURRENCY CONTRACTS at 11/30/20 (aggregate face value $217,199,913) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/20/21	$412,156	$403,057	$9,099
		British Pound	Buy	12/16/20	4,859,497	4,838,624	20,873
		Euro	Buy	12/16/20	683,914	698,680	(14,766)
		Japanese Yen	Sell	2/17/21	444,873	443,802	(1,071)
		Swedish Krona	Buy	12/16/20	881,176	875,259	5,917
	Barclays Bank PLC
		British Pound	Sell	12/16/20	11,021,340	11,018,638	(2,702)
		Euro	Sell	12/16/20	1,999,710	2,026,510	26,800
		Hong Kong Dollar	Buy	2/17/21	695,321	695,061	260
		Japanese Yen	Sell	2/17/21	8,084,374	8,064,922	(19,452)
		Swedish Krona	Buy	12/16/20	911,009	895,355	15,654
	Citibank, N.A.
		Australian Dollar	Buy	1/20/21	111,044	108,592	2,452
		British Pound	Buy	12/16/20	4,203,990	4,202,181	1,809
		Canadian Dollar	Sell	1/20/21	4,249,973	4,170,234	(79,739)
		Chilean Peso	Sell	1/20/21	6,097,086	5,831,260	(265,826)
		Danish Krone	Buy	12/16/20	1,614,788	1,594,074	20,714
		Euro	Buy	12/16/20	4,304,920	4,246,820	58,100
		Swedish Krona	Buy	12/16/20	958,744	942,021	16,723
		Swiss Franc	Sell	12/16/20	1,864,987	1,864,522	(465)
	Goldman Sachs International
		Canadian Dollar	Sell	1/20/21	2,810,439	2,752,176	(58,263)
		Chinese Yuan (Offshore)	Sell	2/18/21	3,585,406	3,572,613	(12,793)
		Euro	Sell	12/16/20	717,686	718,593	907
		Japanese Yen	Buy	2/17/21	1,612,598	1,608,632	3,966
		Swiss Franc	Buy	12/16/20	1,207,358	1,202,254	5,104
	HSBC Bank USA, National Association
		British Pound	Sell	12/16/20	6,639,873	6,613,563	(26,310)
		Canadian Dollar	Buy	1/20/21	1,465,569	1,435,279	30,290
		Chinese Yuan (Offshore)	Sell	2/18/21	664,448	662,177	(2,271)
		Euro	Sell	12/16/20	2,556,292	2,508,560	(47,732)
		Hong Kong Dollar	Buy	2/17/21	4,124,472	4,122,986	1,486
		Japanese Yen	Sell	2/17/21	1,879,123	1,874,853	(4,270)
		Norwegian Krone	Buy	12/16/20	1,820,004	1,819,062	942
		Swiss Franc	Sell	12/16/20	1,166,952	1,166,933	(19)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/20/21	4,791,712	4,685,955	105,757
		British Pound	Sell	12/16/20	9,848,602	9,844,799	(3,803)
		Japanese Yen	Buy	2/17/21	1,831,556	1,827,238	4,318
		New Zealand Dollar	Buy	1/20/21	1,138,418	1,078,944	59,474
		Norwegian Krone	Buy	12/16/20	855,760	855,192	568
		Singapore Dollar	Buy	2/17/21	3,937,522	3,874,885	62,637
		South Korean Won	Buy	2/17/21	8,549,785	8,521,055	28,730
		Swedish Krona	Buy	12/16/20	9,698,319	9,534,130	164,189
		Swiss Franc	Buy	12/16/20	27,359,451	27,355,922	3,529
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/20/21	30,478	25,757	4,721
		British Pound	Sell	12/16/20	2,440,682	2,398,709	(41,973)
		Canadian Dollar	Sell	1/20/21	611,277	589,913	(21,364)
		Euro	Buy	12/16/20	5,997,340	5,886,767	110,573
		Japanese Yen	Sell	2/17/21	2,622,821	2,620,907	(1,914)
		Swedish Krona	Sell	12/16/20	4,242,810	4,081,292	(161,518)
		Swiss Franc	Sell	12/16/20	169,774	168,301	(1,473)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/20/21	1,950,909	1,907,508	43,401
		British Pound	Sell	12/16/20	6,662,407	6,837,801	175,394
		Canadian Dollar	Buy	1/20/21	1,999,588	1,958,100	41,488
		Chinese Yuan (Offshore)	Sell	2/18/21	1,350,218	1,345,552	(4,666)
		Euro	Buy	12/16/20	3,989,634	3,977,331	12,303
		Hong Kong Dollar	Sell	2/17/21	878,374	878,023	(351)
		Israeli Shekel	Buy	1/20/21	2,655,089	2,583,166	71,923
		Japanese Yen	Buy	2/17/21	4,127,660	4,118,142	9,518
		Swedish Krona	Buy	12/16/20	946,370	915,264	31,106
		Swiss Franc	Buy	12/16/20	2,679,948	2,679,833	115
	Toronto-Dominion Bank
		Canadian Dollar	Sell	1/20/21	1,477,739	1,446,996	(30,743)
		Euro	Buy	12/16/20	725,800	722,657	3,143
	UBS AG
		Australian Dollar	Buy	1/20/21	1,749,311	1,697,567	51,744
		British Pound	Buy	12/16/20	907,789	907,615	174
		Canadian Dollar	Buy	1/20/21	5,902,406	5,780,725	121,681
		Euro	Sell	12/16/20	3,838,197	3,829,906	(8,291)
		Japanese Yen	Buy	2/17/21	1,485,310	1,482,065	3,245
		Swedish Krona	Sell	12/16/20	1,137,918	1,117,086	(20,832)
		Swiss Franc	Buy	12/16/20	866,048	867,973	(1,925)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/20/21	1,513,636	1,480,251	33,385
		British Pound	Sell	12/16/20	1,055,798	1,055,300	(498)
		Canadian Dollar	Sell	1/20/21	1,162,011	1,128,727	(33,284)
		Chinese Yuan (Offshore)	Buy	2/18/21	839,866	840,188	(322)
		Japanese Yen	Buy	2/17/21	1,318,245	1,315,078	3,169

	Unrealized appreciation						1,367,381

	Unrealized (depreciation)						(868,636)

	Total						$498,745
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2020 through November 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $349,845,409.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,645,736, or 0.13% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$13,453,984	$10,671,704	$760	$2,782,280
	Putnam Short Term Investment Fund**	2,630,050	25,128,040	22,998,697	1,909	4,759,393

	Total Short-term investments	$2,630,050	$38,582,024	$33,670,401	$2,669	$7,541,673
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,782,280, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,716,502.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $444,971.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $475,673 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	21.5%
	Consumer discretionary	16.5
	Financials	13.3
	Information technology	12.6
	Communication services	10.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $495,743 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $444,971 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Australia	$—	$12,297,424	$—
Canada	30,305,282	—	—
Chile	5,900,280	—	—
China	—	5,788,069	—
Denmark	—	5,359,994	—
France	—	37,480,358	—
Germany	—	11,446,073	—
Greece	—	13,345,547	—
Hong Kong	—	3,260,597	—
India	—	4,918,921	—
Ireland	3,476,295	4,244,267	—
Italy	—	1,990,296	—
Japan	—	78,690,186	—
Jersey	—	8,196,320	—
Mexico	7,852,487	—	—
Netherlands	—	4,645,736	—
Russia	—	2,145,751	—
South Korea	—	9,288,525	—
Spain	—	9,642,902	—
Sweden	—	5,018,358	—
Taiwan	—	17,902,729	—
United Kingdom	11,870,232	47,943,229	5
United States	3,117,796	—	—

Total common stocks	62,522,372	283,605,282	5
U.S. treasury obligations	—	433,445	—
Short-term investments	5,479,393	3,782,187	—

Totals by level	$68,001,765	$287,820,914	$5
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$498,745	$—

Totals by level	$—	$498,745	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$253,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com